Stock-based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 4,485	$ 5,536
General and administrative expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	1,686	3,042
Research and development expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	972	1,063
Other operating expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 1,827	$ 1,431